S000034415 [Member] Expense Example - TCW Global Bond Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	218
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	$ 2,483